REPORTABLE SEGMENTS - Disaggregated revenue information by geographic area (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
REPORTABLE SEGMENTS
Total	$ 8,172,553	$ 8,988,343
Total	8,172,553	8,988,343	$ 35,836,809	$ 22,652,885
United States
REPORTABLE SEGMENTS
Total	7,645,403	8,254,356
Total	7,645,403	8,254,356	33,067,961	20,939,197
Other
REPORTABLE SEGMENTS
Total	527,150	733,987	2,768,848	1,713,688
Owned Service Network
REPORTABLE SEGMENTS
Total	2,349,896	4,247,541	17,907,967	12,201,600
Owned Service Network | United States
REPORTABLE SEGMENTS
Total	2,349,896	3,960,558	17,907,967	12,201,600
Owned Service Network | Other
REPORTABLE SEGMENTS
Total		286,983
Managed Solutions
REPORTABLE SEGMENTS
Total	334,241	1,756,368	3,126,238	4,429,995
Managed Solutions | United States
REPORTABLE SEGMENTS
Total	334,241	1,756,368	3,126,238	4,429,995
Logistics
REPORTABLE SEGMENTS
Total	3,111,340	2,537,430	12,033,756	4,307,602
Logistics | United States
REPORTABLE SEGMENTS
Total	3,111,340	2,537,430	12,033,756	4,307,602
Transportation
REPORTABLE SEGMENTS
Total	407,941	447,004	2,065,680	1,713,688
Transportation | Other
REPORTABLE SEGMENTS
Total	407,941	$ 447,004	2,065,680	$ 1,713,688
Distributed Energy & Renewables
REPORTABLE SEGMENTS
Total	119,209		703,168
Distributed Energy & Renewables | Other
REPORTABLE SEGMENTS
Total	119,209		$ 703,168
Keen Labs
REPORTABLE SEGMENTS
Total	1,849,926
Keen Labs | United States
REPORTABLE SEGMENTS
Total	$ 1,849,926